Balance Sheets - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash	$ 7,773	$ 1,883	$ 961
Accounts receivable		24,469
Total Current Assets	7,773	26,352	961
Non-current assets
Intangible assets, net of accumulated amortization and impairment of $15,170 and $15,120, respectively	150	200	400
Total non-current assets	150	200	400
TOTAL ASSETS	7,923	26,552	1,361
Current Liabilities
Accounts payable	27,000
Accrued interest	38,121	33,262	20,905
Derivative liability	231,303	116,654
Convertible note payable, net of discount of $59,145 and $49,134, respectively	69,855	16,866	0
Accrued compensation, related parties	0		865,846
Note payable, related parties	516,500	520,000	532,500
Total Current Liabilities	882,779	686,782	1,419,251
TOTAL LIABILITIES	882,779	686,782	1,419,251
COMMITMENTS AND CONTINGENCIES
Stockholders' Deficit
Preferred stock: $0.001 par value, 750,000,000 authorized; 50,000,000 and 50,000,000 shares issued and outstanding, respectively	50,000	50,000	50,000
Common stock: $0.001 par value 900,000,000 authorized; 46,333,564 and 44,904,708 shares issued and outstanding, respectively	46,334	44,905	17,137
Additional paid in capital	2,335,384	2,236,440	877,908
Accumulated deficit	(3,306,573)	(2,991,576)	(2,362,935)
Total Stockholders' Deficit	(874,856)	(660,230)	(1,417,890)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 7,923	$ 26,552	$ 1,361